The Florida


TaxFree Funds





The Florida TaxFree ShortTerm Fund


The Florida TaxFree Money Market Fund







Distributor: William R. Hough & Co.
             100 Second Avenue South, Suite 800
             St. Petersburg, Florida  33701
             (800) 557-7555


Semi-Annual Report
October 31, 1998

This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.




CONTENTS


	President's Message                                              	1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes                                      	3
		Municipal Bonds         	                                        5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes                                      	9
		Municipal Bonds                                                 	9

	Statements of Assets and Liabilities                            	17

	Statements of Operations                                        	18

	Statements of Changes in Net Assets                             	19

	Notes to Financial Statements                                   	20


Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

Total net assets of the Fund grew during the past year to $169.2 million, as of October 31, 1998. This compares with $149.4 million on April 30, 1998 and
$154 million on October 31, 1997.
IBC Financial Data, Inc., a respected mutual fund performance and statistical reporting company, ranks money market fund performance by category. We are pleased to report that, for the 12 months ending September 30, 1998, The Florida TaxFree Money Market Fund was ranked by IBC in the top 4% out of a total of approximately 331 tax-free funds tracked by that firm. Past performance, however, is no guarantee of future results, and had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would be lower.
The 7 day average yield of the Fund was 3.02% as of October 31, 1998. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 4.92%.

The Florida TaxFree ShortTerm Fund

As of October 31, 1998, total net assets for the Fund were $28.9 million compared with assets of $22.9 million on April 30, 1998 and $30 million on October 31,1997. The portfolio had a dollar-weighted average maturity of
2.32 years and a 30 day SEC yield of 3.51% on October 31, 1998. This yield equates to a tax equivalent yield of 5.68% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.
The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.13 on October 31, 1998, compared with $10.05 on April 30, 1998, and $10.06 on October 31, 1997, contributing to a 4.99% cumulative total return on the Fund for the year ended October 31, 1998. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 21 cents per share for the six month period ending October 31,1998 and 42 cents per share for the year then ended.
The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 1998 was 24.58%. This represents a return of 4.97% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $12,457.70 on October 31, 1998, including reinvestment of all distributions.

The Florida Intangible Tax

The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.


We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at
1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds




The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 1998 (Unaudited)

Variable Rate Demand Notes (46%)                 Principal
                                                 Amount            Value

Broward County, FL Education, Research,
and Training Auth, IDB, (The International
Game Fish Association Project),Series 1997,
3.20%, 08/01/04, NationsBank, N.A., LOC
                                                 2,000,000         2,000,000

Broward County, FL, IDB, (Pavermodule,
Inc. Project), 3.45%, 09/01/04,
NationsBank, N.A., LOC
                                                  740,000            740,000
Broward County, FL, IDB, (W.R. Bonsal
Company Project), 3.30%, 09/01/08,
NationsBank, N.A., LOC
                                                 1,300,000         1,300,000

Collier County, FL HFA, Housing RB,
(River Reach), 3.20%, 12/01/15, Morgan
Guaranty Trust Co., LOC
                                                 1,900,000         1,900,000

Collier County, FL HFA, Housing RB,
(Saddlebrook Project), 3.50%, 12/25/30,
Texas Commerce Bank, N.A., LOC
                                                 4,900,000         4,900,000
Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 3.70%, 04/01/20
                                                 1,000,000         1,000,000

Dade County, FL Health Facilities Auth,
Hospital RB, (Miami Children's Hospital),
3.75%, 09/01/20, Barnett Bank of South FL, LOC
                                                 4,195,000         4,195,000

Dade County, FL IDA, IDB, (Dolphins Stadium),
Series D, 3.10%, 01/01/16, Societe Generale, LO
                                                 2,100,000         2,100,000

Dade County, FL IDA, IDB, (Jay W. Lotspeich
Project), 3.85%, 12/01/06,
Credit Commercial de France, LOC
                                                   500,000           500,000

Dade County, FL IDA, IDB, (Arlington Sales),
3.85%, 06/01/08, Credit Commercial de France, LOC
                                                 1,150,000         1,150,000

Dade County, FL IDA, Industrial Development
RB, (Pot Co.), 3.85%, 12/01/06, Credit
Commercial de France, LOC
                                                   500,000           500,000
Dade County, FL IDA, IDB, (Dynacolor
Graphics Project), 3.85%, 06/01/99,
Credit Commercial de France, LOC
                                                   475,000           475,000
Dade County, FL IDA, IDB, (Spectrum Programs
Inc. Project), 3.15%, 10/01/16,
NationsBank, N.A., LOC
                                                   900,000           900,000
Florida HFA, Housing RB, (Clear Lake),
Series D, 3.15%, 12/01/09, Continental
Casualty, GTY
                                                 1,000,000         1,000,000
Florida HFA, Housing RB, (Sun Pointe
Cove Apartments Project), Series 1985XX,
3.10%, 06/15/25, FNMA Collateralized
                                                 1,300,000         1,300,000

Florida HFA, Housing RB, (Lakes of
Northdale Project), Series D, 3.25%,
06/01/07, SouthTrust Bank of AL, LOC
                                                 1,300,000         1,300,000

Florida HFA, Housing RB, (Springs Colony
Project), 1985 Series FF, 3.10%,
09/15/26, FNMA Collateralized
                                                 1,000,000         1,000,000

Florida Housing Finance Corp, Housing RB,
(South Pointe Project), Series J, 3.15%,
02/15/28, FNMA Collateralized
                                                 1,000,000         1,000,000

Florida State Board of Education, GO Bonds,
(Trust Receipts - Series SGA 67), 3.75%, 0
6/01/22, Societe Generale, SBPA
                                                 4,700,000         4,700,000

Florida State Board of Education, GO Bonds,
(Floater Certificates - Series 32), 3.31%,
06/01/28, Morgan Stanley, Liquidity Facility
                                                 2,500,000         2,500,000

Hillsborough County, FL IDA, Pollution
Control RB, (Reynolds Metals Company),
3.15%, 12/01/15, Dresdner Bank, A.G., LOC
                                                 1,000,000         1,000,000

Hillsborough County, FL IDA, Pollution
Ctrl RB, (Tampa Electric Co.), 3.70%, 05/15/18
                                                 2,000,000         2,000,000

Hillsborough County, FL IDA, Pollution
Ctrl RB, (Tampa Electric Co.), 3.85%, 11/01/20
                                                   700,000           700,000
Hillsborough County, FL IDA, IDB,
(Serigraphic Arts, Inc.), 3.85%, 09/01/07,
Credit Commercial de France, LOC
                                                   450,000           450,000

Variable Rate Demand Notes (Continued)
                                                 Principal
                                                 Amount            Value

Hillsborough County, FL IDA, Industrial
Development RB, (Berry Packaging Inc.),
3.30%, 07/01/17, NationsBank, N.A., LOC
                                                 1,200,000         1,200,000

Inland Protection Financing Corp, FL,
Solid Waste RB, (Series BTP-273 Class A
Certificates), Series 1997, 3.30%,
01/01/04, The Bank of New York,
Liquidity Facility
                                                 9,320,000         9,320,000

Miami-Dade County, FL IDA, Industrial
Development RB, (Professional
Modification Services Project),Series 1998,
3.40%, 08/01/18, Bankers Trust Company, LOC
                                                11,000,000        11,000,000

Miami, FL Health Facilities Auth,Hospital
RB, (Mercy Hospital Project),Series 1998,
3.45%, 08/01/20, NationsBank, N.A., LOC
                                                 2,000,000         2,000,000

Orange County, FL Educational Facilities
Auth, Higher Education RB, (Rollins College
Project), 3.15%, 05/01/25, Barnett Bank, N.A., LOC
                                                 2,000,000         2,000,000

Orange County, FL HFA, Housing RB,
(Post Lake Apartments Project), 3.10%,
06/01/25, FNMA Collateral Agreement, GTY
                                                 1,225,000         1,225,000

Orange County, FL HFA, Housing RB,
(Andover Place Apartments Project),
Series 1998F, 3.05%, 07/01/28,
NationsBank, N.A., LOC
                                                 1,000,000         1,000,000

Pasco County, FL School Board,
Certificates of Participation, 3.05%,
08/01/26, AMBAC Insured, Landesbank Hessen, SBPA
                                                 1,000,000         1,000,000

Pinellas County, FL HFA, Housing RB,
(Lynn Lake II), 3.35%, 07/01/11,
NationsBank of Georgia, N.A., LOC
                                                 1,500,000         1,500,000

Riviera Beach, FL, IDB, (Dade Paper &
Bag Co.), 3.80%, 08/01/01, Credit
Commercial de France, LOC
                                                   200,000           200,000

St. Lucie County, FL, Pollution
Control RB, (Florida Power & Light),
3.85%, 01/01/27
                                                 5,400,000         5,400,000

Sumter County, FL IDA, IDB, (Great
Southern Wood, FL, Inc.), 3.45%,
04/01/05, SouthTrust Bank, LOC
                                                   500,000           500,000

Tamarac, FL, IDB, (Tampa Bay Business
Center, Inc. Project), 3.30%, 08/01/15,
NationsBank of FL, NA, LOC
                                                 1,600,000         1,600,000

Volusia County, FL IDA, IDB, (RS Displays
Inc. Project), 3.85%, 06/01/09, Credit
Commercial de France, LOC
                                                   725,000           725,000



Total Variable Rate Demand Notes                              $   77,280,000

                                                 Principal
Municipal Bonds (54%)                            Amount            Value

Bay County, FL School District, Public
Improv RB, 3.80%, 06/01/99, FSA Insured
                                                 3,640,000         3,640,570

Boynton Beach, FL, Public Improv RB,
4.10%, 11/01/98, AMBAC Insured
                                                   100,000           100,000

Bridgeview, IL Park District, GO Bonds,
(Alternate Revenue Source), Series 1998,
3.75%, 12/01/98, MBIA Insured
                                                   250,000           250,000

Broward County, FL, GO Bonds, Series C,
5.30%, 01/01/99
                                                 2,725,000         2,732,030

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.45%,
11/13/98, Bank of Tokyo-Mitsubishi, LOC
                                                 4,163,000         4,163,000

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.25%,
11/17/98, Bank of Tokyo-Mitsubishi, LOC
                                                 2,500,000         2,500,000

Broward County, FL School District,
GO Bonds, 7.125%, 02/15/99,
Pre-refunded @ 102
                                                   450,000           463,394


Charlotte County, FL School District,
GO Bonds, 3.90%, 03/01/99, FGIC Insured
                                                    50,000            50,000

Dade County, FL School Board, Certificates
of Participation, 4.30%, 05/01/99, AMBAC Insured
                                                   250,000           250,907

Dade County, FL School District, GO Bonds,
7.10%, 07/01/99, Pre-refunded @ 102
                                                   105,000           109,279


Dade County, FL School District, GO Bonds,
Series A, 4.80%, 06/01/99, MBIA Insured
                                                    50,000            50,397

Daytona Beach, FL, Water & Sewer RB,
6.80%, 05/15/99, Pre-refunded @ 102
                                                    50,000            51,917

Daytona Beach, FL, Water & Sewer RB,
6.80%, 05/15/99, Pre-refunded @ 102
                                                   100,000           103,826

Daytona Beach, FL, Water & Sewer RB,
6.90%, 05/15/99, Pre-refunded @ 102
                                                    50,000            51,786

Daytona Beach, FL, Water & Sewer RB,
6.90%, 05/15/99, Pre-refunded @ 102
                                                   200,000           207,778

Delray Beach, FL, GO Bonds, 6.70%,
02/01/99, FGIC Insured
                                                    25,000            25,195

Derry Township, PA School District,
GO Bonds, 3.80%, 11/15/98, FGIC Insured
                                                   270,000           270,000

East County Water Control District,
FL, Public Improv RB, (Lee County Drain),
5.00%, 11/01/98, Asset Guaranty Insured
                                                   500,000           500,001

Elyria, OH, GO Bonds, 3.90%, 12/01/98, FGIC Insured
                                                   100,000           100,000

Escambia County, FL HFA, Housing RB,
(University of West Florida Foundation,
Inc. Project), 3.50%, 06/01/99, MBIA Insured
                                                   260,000           260,000

Escambia County, FL HFA, Housing RB,
(Multi-County Program), Series A, 6.05%,
04/01/99, GNMA Collateralized
                                                    65,000            65,510

Escambia County, FL Utilities Auth,
Public Improv RB, Series D, 3.60%,
01/01/99, FGIC Insured
                                                   305,000           305,000

Escambia County, FL Utilities Auth,
Water & Sewer RB, Series B, 3.60%,
01/01/99, FGIC Insured
                                                    85,000            85,000

Escambia County, FL Utilities Auth,
Water & Sewer RB, Series C, 3.60%,
01/01/99, FGIC Insured
                                                   285,000           285,000

Escambia County, FL Utilities Auth,
Public Improv RB, Series 1998, 3.60%,
01/01/99, FSA Insured
                                                   510,000           510,000

Florida, State of, GO Bonds, 7.30%,
07/01/99, Pre-refunded @ 102
                                                   100,000           104,106

Florida, State of, GO Bonds, (Jacksonville
Transportation), 6.50%, 07/01/99
                                                   200,000           202,718

Florida State Board of Education,
GO Bonds, Series A, 5.90%, 06/01/99
                                                   520,000           527,742

Florida State Board of Education,
GO Bonds, (Motor Vehicle Tax),
Series A, 5.40%, 01/01/99
                                                   250,000           250,648

Florida State Board of Education,
GO Bonds, Series C, 4.80%, 06/01/99
                                                   300,000           301,946

Florida State Board of Education,
GO Bonds, Series B, 5.00%, 06/01/99
                                                   175,000           176,693


Florida State Board of Education,
GO Bonds, Series A, 4.70%, 01/01/99
                                                    60,000            60,068


Florida State Board of Education,
GO Bonds, Series F, 6.00%, 06/01/99
                                                   325,000           329,462

Florida State Board of Education,
Lottery RB, Series 1998A, 4.50%,
07/01/99, FGIC Insured
                                                 3,680,000         3,697,929

Florida State Board of Regents,
Housing RB, (University of Florida),
Series 1998, 6.00%, 07/01/99, MBIA Insured
                                                   180,000           182,903


Florida State Turnpike Auth, Transportation
RB, 7.25%, 07/01/99, Pre-refunded @ 102
                                                   200,000           209,654

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.15%, 12/14/98,
First Union National Bank, LOC
                                                 1,320,000         1,320,000


Municipal Bonds (Continued)                      Principal
                                                 Amount                Value

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.50%,
11/02/98, First Union National Bank, LOC
                                                 2,530,000         2,530,000

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.55%,
11/03/98, First Union National Bank, LOC
                                                 1,380,000         1,380,000

Florida Local Government Commission,
Commercial Paper, (Florida Pooled Program),
3.55%, 12/04/98, First Union National Bank, LOC
                                                 3,000,000         3,000,000

Florida Municipal Power Agency,
Commercial Paper, Pooled Loan Project,
3.35%, 12/03/98, First Union National Bank of NC, LOC
                                                   905,000           905,000

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Dept of Natural Resources-
Preservation 2000), Series A, 5.75%,
07/01/99, MBIA Insured
                                                   125,000           127,046


Fort Lauderdale, FL, GO Bonds, 4.00%, 01/01/99
                                                   265,000           265,179

Fort Lauderdale, FL, GO Bonds, 4.00%, 07/01/99
                                                   260,000           260,580

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.15%, 11/10/98, Bank of America &
SunBank, Line of Credit
                                                   894,000           894,000

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.50%, 11/10/98, Bank of America & SunBank,
Line of Credit
                                                 2,754,000         2,754,000

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.30%, 12/14/98, Bank of America & SunBank,
Line of Credit
                                                 1,200,000         1,200,000

Hartford, WI, Bond Anticipation Notes,
(Dodge & Washington Counties), 3.75%, 12/01/98
                                                 1,030,000         1,030,000

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series B, 7.00%, 10/01/99, Pre-refunded @ 102
                                                   650,000           683,476

Hillsborough County, FL School Board,
Certificates of Participation,
(Master Lease Program), Series A,
3.60%, 07/01/99, MBIA Insured
                                                 1,000,000         1,000,000

Homestead, FL, Special Assessment RB,
(Hurricane Andrew), 4.75%, 09/01/99,
Escrowed to Maturity
                                                    25,000            25,314

Indian River County, FL School District,
GO Bonds, 6.70%, 04/01/99, Pre-refunded @ 102
                                                    50,000            51,578

Indian Trace, FL Community Development
Dist, Special Assessment RB, (Water
Management - Special Benefit), Series A-1,
5.00%, 05/01/99, MBIA Insured, Swiss Bank, SBPA
                                                   100,000           100,706

Jacksonville, FL Elec Auth, Commercial
Paper, Series C-1, 3.30%, 11/04/98,
Morgan Guaranty, Liquidity Provider
                                                 1,000,000         1,000,000

Jacksonville, FL, GO Bonds, (Commercial
Paper Program), 3.10%, 01/04/99, Morgan
Guaranty, Credit Suisse, Bayerische
Landesbank Girozentrale, SunBank, LOC
                                                 3,000,000         2,996,303

Jacksonville, FL, Commercial Paper,
(Florida Power & Light), Series 1992,
3.25%, 11/02/98
                                                 3,000,000         3,000,000

King County, WA Water & Sewer District,
Water & Sewer RB, (Federal Way), 6.75%,
12/01/98, FGIC Insured
                                                   150,000           150,356

Lee County, FL HFA, Single Family Mortgage
RB, Series A-4, 3.70%, 12/15/98, GNMA
Collateralized, GIC:  Transamerica
                                                 1,755,000         1,755,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper, 1995 Series A, 3.65%,
11/05/98, SunTrust Bank, Central FL, LOC
                                                 1,500,000         1,500,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper,  Series C, 3.65%, 12/07/98,
SunTrust Bank, Central FL, LOC
                                                 3,000,000         3,000,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper,  Series D, 3.55%, 11/12/98,
SunTrust Bank, Central FL, LOC
                                                 1,800,000         1,800,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System Project),
Commercial Paper, 1997 Series B, 3.45%, 12/02/98,
SunTrust Bank, Central FL, LOC
                                                 1,000,000         1,000,000

Municipal Bonds (Continued)                      Principal
                                                 Amount                Value

Logan, UT, Water & Sewer RB, Series A,
3.70%, 12/15/98, AMBAC Insured
                                                   200,000           200,000

Maine Municipal Bond Bank, GO Bonds,
Series A, 7.25%, 11/01/98
                                                   750,000           750,000

Manalapan-Englishtown, NJ Regional
Board of Education, GO Bonds, 4.50%,
12/01/98, FGIC Insured
                                                   700,000           700,414

Manatee County, FL School District,
Sales Tax RB, 4.00%, 08/01/99, AMBAC Insured
                                                   150,000           150,435

Martin County, FL School District,
Tax Anticipation Notes, 4.00%, 06/30/99
                                                 1,000,000         1,002,547

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series A, 3.90%, 11/15/98, MBIA Insured
                                                   245,000           245,006

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series B, 3.90%, 11/15/98, MBIA Insured
                                                   420,000           420,011

Miami-Dade County, FL, Special Assessment
RB, 4.00%, 0701/99, MBIA Insured
                                                   965,000           967,157

Milwaukee, WI, GO Bonds, (Promissory
Notes), Series D7, 4.50%, 12/01/98
                                                   250,000           250,153

New Mexico Educational Assistance
Foundation, Student Loan RB, Series
Three A, 5.25%, 12/01/98
                                                   325,000           325,314

Ocoee, FL, Transportation RB, Series
1998, 3.35%, 10/01/99, MBIA Insured
                                                   150,000           150,000

Palm Beach County, FL, Public Improv
RB, (N. County Courthouse Expansion),
4.50%, 12/01/98, FSA Insured
                                                   315,000           315,202

Palm Beach County, FL Health Facilities
Auth, Hospital RB, (Pooled Hospital Loan
Project), Commercial Paper, 3.20%, 11/04/98,
MBIA Insured, Credit Suisse, SBPA
                                                 2,000,000         2,000,000

Parker, CO, Public Improv RB,
(Sales & Use Tax), 3.80%, 11/01/98,
MBIA Insured
                                                   530,000           530,000

Pensacola, FL, Natural Gas RB, Zero
Coupon, 12/01/98, Pre-refunded @ 84.015
                                                    20,000            16,738
Pocono Mountain, PA School District,
GO Bonds, 3.75%, 11/15/98, FSA Insured
                                                   210,000           210,000

Polk County, FL, Public Improv RB,
5.50%, 12/01/98, MBIA Insured
                                                    90,000            90,126

Port St. Lucie, FL, Water & Sewer RB,
5.25%, 05/01/99, Escrowed to Maturity
                                                   100,000           100,852

Puerto Rico, Commonwealth of, Public
Improv RB, Series A, 7.25%, 07/01/99,
Pre-refunded @ 101.50
                                                   155,000           161,704

Puerto Rico Industrial, Medical, and
Environmental Pollution Control Facilities
Financing Auth, IDB, (Key Pharmaceuticals),
3.75%, 12/01/98, Morgan Guaranty Trust Company,
LOC, Optional Tender @ 100
                                                 1,500,000         1,499,293

Punta Gorda, FL, Water & Sewer RB,
5.10%, 01/01/99, AMBAC Insured
                                                   100,000           100,203

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series D, 3.65%,
12/15/98, National Rural Utilities
Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100
                                                 1,000,000         1,000,000

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series H-4, 3.30%,
3/15/99, National Rural Utilities Cooperative
Finance Corporation, GTY, Mandatory Tender @ 100
                                                 1,500,000         1,500,000

Randolph County, WV County Commission,
Hospital RB, (Davis Health System Inc.
Project), Series A, 3.80%, 11/01/98, FSA Insured
                                                   395,000           395,000

Reading, MA, GO Bonds, 5.60%, 12/15/98,
MBIA Insured
                                                   100,000           100,206

Ridley, PA School District, GO Bonds,
4.20%, 11/15/98, FGIC Insured
                                                   200,000           200,029

Royal Palm Beach, FL, Water & Sewer RB,
Series 1998, 4.00%, 10/01/99, MBIA Insured
                                                   100,000           100,533

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light), 3.55%, 12/08/98
                                                 1,000,000         1,000,000

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light), 3.50%, 11/16/98
                                                 2,250,000         2,250,000

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light), 3.30%, 11/09/98
                                                 2,300,000         2,300,000

Municipal Bonds (Continued)                      Principal
                                                 Amount                Value


St. Lucie County, FL, Commercial Paper,
(Florida Power & Light), 3.45%, 11/06/98
                                                 1,000,000         1,000,000

Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series B, (Sarasota
Memorial Hospital), 3.30%, 12/04/98,
SunTrust Bank, Central Florida, LOC
                                                 1,000,000         1,000,000

Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series 1996A,
(Sarasota Memorial Hospital), 3.40%,
11/09/98 SunTrust Bank, SBPA
                                                 6,500,000         6,500,000

Sarasota County, FL Utility System,
Water & Sewer RB, Zero Coupon, 06/01/99,
Pre-refunded @ 26.4863
                                                   140,000            36,274

Sarasota, FL, GO Bonds, 3.55%,
08/01/99, FSA Insured
                                                    80,000            80,000

Sarasota County, FL Utility System,
Electric Util RB, Zero Coupon, 06/01/99,
Pre-refunded @ 22.7283
                                                    75,000            16,697

Seacoast, FL Utility Auth, Water & Sewer
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 67.6395
                                                   105,000            70,122

Seacoast, FL Utility Auth, Water & Sewer
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 43.4845
                                                    50,000            21,486

Seacoast, FL Utility Auth, Water & Sewer
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 34.7152
                                                   310,000           106,232

Seacoast, FL Utility Auth, Water & Sewer
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 25.9095
                                                   130,000            33,265

Seacoast, FL Utility Auth, Water & Sewer
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 24.0812
                                                 1,285,000           305,576

Strongsville, OH City School District,
GO Bonds, 4.05%, 12/01/98, MBIA Insured
                                                   100,000           100,024

Sunshine State Governmental Financing Comm,
Commercial Paper, 3.25%, 11/05/98,
AMBAC Insured, SBPA: Union Bank of Switzerland
and The Toronto-Dominion Bank
                                                 2,300,000         2,300,000

Sunshine State Governmental Financing Comm,
Commercial Paper, 3.35%, 11/06/98, FGIC
Insured, SBPA:  Bank of Nova Scotia
                                                 1,260,000         1,260,000

Tampa, FL, Hospital RB, (Catholic Health
East), Series A-2, 3.75%, 11/15/98,
AMBAC Insured
                                                   900,000           900,000

University of Washington, Public Improv
RB, (Junior Lien Housing & Dining),
4.90%, 12/01/98, MBIA Insured
                                                   100,000           100,086

West Palm Beach, FL, GO Bonds, 6.60%,
03/01/99, Pre-refunded @ 102
                                                    50,000            51,442



Total Municipal Bonds (Cost $89,815,124)                      $   89,815,124


Total Investments (100%) (Cost $167,095,124)                  $  167,095,124


Summary of Ratings (unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity 35.82 Days



The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 1998 (Unaudited)

Variable Rate Demand Notes (15%)                 Principal
                                                 Amount            Value

Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 3.70%, 06/01/21
                                                   200,000           200,000

Hillsborough County, FL IDA, Pollution Ctrl
RB, (Tampa Electric Co.), 3.70%, 05/15/18
                                                   100,000           100,000

Los Angeles County, CA IDA, IDB, (Kloenne
& Son's Investments), 4.20%, 12/01/05,
Dai-Ichi Kangyo Bank Ltd., LOC
                                                   400,000           400,000

Los Angeles County, CA IDA, IDB,
(Socransky Children's Fund), 4.20%,
12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC
                                                   750,000           750,000

Los Angeles County, CA IDA, IDB,
(Southland Sheet & Metals Co. Project), 4.20%,
12/01/05, Dai-Ichi Kangyo Bank, Ltd., LOC
                                                   400,000           400,000

Los Angeles County, CA IDA, IDB,
(Komax Systems), 4.30%, 12/01/06, Dai-Ichi
Kangyo Bank, Ltd., LOC
                                                 1,300,000         1,300,000

Los Angeles County, CA IDA, IDB,
(Walter & Howard Lim), 4.30%, 12/01/06,
Dai-Ichi Kangyo Bank, Ltd., LOC
                                                 1,150,000         1,150,000

Palm Beach County, FL, Water & Sewer RB,
4.45%, 10/01/11, The Sanwa Bank, Limited, LOC
                                                   200,000           200,000


Total Variable Rate Demand Notes                               $   4,500,000


Municipal Bonds (85%)                            Principal
                                                 Amount            Value

Baker County, FL Hospital Auth, Hospital RB,
Series 1998, 4.30%, 09/01/03, ACA Insured
                                                   305,000           307,486

Bay Medical Center, FL, Hospital RB,
(Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured
                                                   100,000           103,135

Bradenton, FL Util System, Water & Sewer RB,
Series A, 7.10%, 10/01/99, AMBAC Insured
                                                   100,000           103,290

Brevard County, FL School Board, Certificates
of Participation, 6.50%, 07/01/02, Pre-refunded @ 102
                                                   100,000           111,450

Broward County, FL, GO Bonds, Series C,
5.50%, 01/01/00
                                                   100,000           102,313

Broward County, FL, GO Bonds, Series B,
5.60%, 01/01/01
                                                   200,000           208,222

Broward County, FL, GO Bonds, Series B,
6.00%, 01/01/04
                                                    50,000            54,046

Broward County, FL, Certificates of Participation,
6.40%, 06/01/03, AMBAC Insured
                                                    85,000            88,029

Broward County, FL Educational Facilities
Auth, Higher Education RB, (Nova Southeastern
University Project), 5.40%, 04/01/02,
Connie Lee Insured
                                                    75,000            78,984

Broward County, FL, Water & Sewer RB,
Series A, Zero Coupon, 10/01/99,
AMBAC Insured
                                                    10,000             9,679

Canaveral, FL, Transportation RB,
5.40%, 06/01/02, FGIC Insured
                                                   100,000           105,554

Celebration Community Development
District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03, MBIA Insured
                                                   250,000           257,683

Clay County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA Collateralized
                                                   130,000           132,456

Clay County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
4.50%, 04/01/03, GNMA/FNMA Collateralized
                                                   250,000           253,190

Municipal Bonds (Continued)                      Principal
                                                 Amount            Value



Clay County, FL School Board, Certificates
of Participation, (Master Lease Program),
4.50%, 07/01/99, MBIA Insured
                                                   140,000           141,144

Clearwater, FL, Water & Sewer RB, Series B,
6.75%, 12/02/98, Pre-refunded @ 103.50
                                                    75,000            77,869

Collier County, FL, Special Assessment RB,
(Pine Ridge Industrial Park & Naples
Production Park Municipal Taxing & Benefit
Units), 5.00%, 11/01/99
                                                   300,000           304,515

Coral Springs, FL, GO Bonds, 4.25%, 04/01/01
                                                    50,000            50,688

Dade County, FL, GO Bonds, Series CC, 6.80%,
10/01/02, AMBAC Insured
                                                   200,000           222,420

Dade County, FL Aviation Auth, Transportation
RB, Series X, 5.25%, 10/01/01
                                                   100,000           104,164

Dade County, FL Educational Facilities Auth,
Higher Education RB, (St. Thomas University),
7.65%, 01/01/00, Pre-refunded @ 102
                                                    40,000            42,699

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/00, MBIA Insured
                                                   250,000           239,130

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/01, MBIA Insured
                                                   250,000           230,183

Dade County, FL School Board,
Certificates of Participation,
5.00%, 05/01/01, MBIA Insured
                                                   125,000           129,001

Dade County, FL School District,
GO Bonds, 5.00%, 06/01/00, MBIA Insured
                                                    50,000            51,146

Dade County, FL Solid Waste System,
Solid Waste RB, Series A, Zero Coupon,
10/01/99, Escrowed to Maturity
                                                    70,000            67,704

Dade County, FL, Special Assessment RB,
(Various Purpose Improv Projects),
Series A, 7.15%, 07/01/02, FSA Insured
                                                    25,000            26,508

Dade County, FL Health Facilities Auth,
Hospital RB, (Catholic Health & Rehabilitation
Inc.), 7.45%, 08/15/99, SunTrust Bank, LOC
                                                    50,000            51,462

Delray Beach, FL, GO Bonds, (Decade of
Excellence Program), 6.80%, 02/01/00,
Pre-refunded @ 102
                                                    50,000            53,023

Escambia County, FL Health Facilities Auth,
Hospital RB, (Azalea Trace, Inc. Project),
9.25%, 01/01/99, Pre-refunded @ 102
                                                    50,000            51,523

Escambia County, FL Health Facilities Auth,
Hospital RB, (Azalea Trace, Inc. Project),
5.25%, 01/01/03
                                                   300,000           305,706

Escambia County, FL Health Facilities Auth,
Hospital RB, (Baptist Hospital & Baptist
Manor Project), 4.20%, 10/01/02
                                                   165,000           165,172

Escambia County, FL Health Facilities Auth,
Hospital RB, (Baptist Hospital & Baptist
Manor Project), 4.40%, 10/01/03
                                                   210,000           211,657

Escambia County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
Series A, 4.70%, 04/01/01, GNMA Collateralized
                                                   100,000           101,596

Escambia County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
Series A, 4.50%, 04/01/03, GNMA Collateralized
                                                   250,000           253,190

Escambia County, FL, Public Improv RB,
Series A, 5.00%, 01/01/00
                                                   250,000           252,985

Escambia County, FL School Board,
Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100
                                                    45,000            48,555

Escambia County, FL School Board,
Municipal Lease Obligation, Certificates
of Participation, 5.80%, 02/01/00, Escrowed to Maturity
                                                    15,000            15,428

Escambia County, FL School Board,
Municipal Lease Obligation, Certificates
of Participation, 5.80%, 02/01/00, FSA Insured
                                                    35,000            35,976


Municipal Bonds (Continued)                      Principal
                                                 Amount            Value


Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series B,
4.90%, 05/01/03, AMBAC Insured
                                                    40,000            41,671

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series C,
4.90%, 05/01/03, AMBAC Insured
                                                    30,000            31,304

Florida HFA, General Mortgage RB,
Series A, 5.75%, 06/01/02, FHA Insured
                                                    45,000            47,115

Florida HFA, Housing RB, Single Family
Mortgage RB, 1995 Series A, 5.70%, 01/01/01,
GNMA Collateralized
                                                    70,000            72,298

Florida HFA, Housing RB, (Turtle Creek
Apartments Project), 1996 Series C, 4.75%,
05/01/00, AMBAC Insured
                                                    85,000            86,082

Florida HFA, Rfdg Homeowner Mortgage &
RB, Series 2, 5.20%, 01/01/02
                                                   255,000           261,793

Florida HFA, Housing RB, Series C, 4.90%,
08/01/01, FNMA Collateralized
                                                   150,000           154,542

Florida State, Pollution Ctrl RB, Series I,
5.30%, 07/01/98
                                                    25,000            25,291

Florida State, GO Bonds, (Pollution Ctrl),
Series Y, 6.50%, 07/01/02, Pre-refunded @ 101
                                                   150,000           165,861

Florida State, GO Bonds, (Pollution Ctrl),
Series Y, 6.60%, 07/01/02, Pre-refunded @ 101
                                                   135,000           149,735

Florida State, GO Bonds, (Jacksonville
Transportation, Sr. Lien), 6.40%, 07/01/02,
Pre-refunded @ 101
                                                   120,000           132,281

Florida State Department of Transportation,
GO Bonds, (Right-of-Way Acquisition and Bridge
Construction), Series 1997A, 6.40%, 07/01/02
                                                   200,000           218,358

Florida State Board of Education, GO Bonds,
Series 1991A, 6.40%, 01/01/04
                                                   100,000           103,815

Florida State Board of Education, GO Bonds,
Series A, Zero Coupon, 06/01/00, Pre-refunded @ 37.658
                                                   100,000            35,647

Florida State Board of Education, GO Bonds,
Series C, 5.40%, 06/01/03
                                                    60,000            64,003

Florida State Board of Education, GO Bonds,
Series A, 6.60%, 06/01/01, Pre-refunded @ 101
                                                   250,000           270,955

Florida State Board of Education, GO Bonds,
Series C, 6.50%, 06/01/02, Pre-refunded @ 102
                                                   400,000           441,492

Florida State Board of Education, GO Bonds,
Series C, 6.625%, 06/01/02, Pre-refunded @ 101
                                                   100,000           110,773

Florida State Board of Education, GO Bonds,
Series B, 6.00%, 06/01/02, Pre-refunded @ 101
                                                   250,000           271,288

Florida State Board of Education, GO Bonds,
Series A, 7.25%, 06/01/00, Pre-refunded @ 102
                                                   200,000           215,576

Florida State Board of Education, GO Bonds,
Series A, 7.25%, 06/01/00, Pre-refunded @ 102
                                                   185,000           199,408

Florida State Board of Education, GO Bonds,
Series C, 5.125%, 06/01/00
                                                   100,000           102,553

Florida State Board of Education, GO Bonds,
Series A, 5.25%, 06/01/00
                                                     65,000           66,789

Florida State Board of Education, GO Bonds,
Series A, 5.50%, 01/01/01
                                                   250,000           259,815

Florida State Board of Education, GO Bonds,
Series A, 5.00%, 06/01/04
                                                   200,000           210,940

Florida State Board of Education, GO Bonds,
Series C, 5.90%, 05/01/00, Escrowed to Maturity
                                                    25,000            25,294

Florida State Department of General Services,
Division of Facilities Management, Public Improv
RB, (FL Facilities Pool), 7.00%, 09/01/00,
Pre-refunded @ 102
                                                   100,000           108,229

Florida State Division of Bond Finance,
Department of General Services, Sales Tax RB,
(Dept of Natural Resources-Preservation 2000),
Series A, 6.75%, 07/01/01, Pre-refunded @ 102
                                                   100,000           109,896

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Dept of Natural Resources-Preservation
2000), Series A, 5.80%, 07/01/01, MBIA Insured
                                                   115,000           121,048

Florida State Division of Bond Finance,
Department of General Services, Public Improv RB,
(Dept of Natural Resources-Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101
                                                   100,000           109,723

Florida State Division of Bond Finance,
Department of General Services, Public Improv RB,
(Dept of Natural Resources-Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101
                                                   175,000           192,015

Municipal Bonds (Continued)                      Principal
                                                 Amount            Value

Florida State Division of Bond Finance, Department
of General Services, Public Improv RB, (Dept of
Environmental Protection-Preservation 2000),
Series A, 5.00%, 07/01/01, AMBAC Insured
                                                   150,000          154,868

Florida Municipal Power Agency, Electric Util RB,
(St. Lucie Project), 5.00%, 10/01/01, FGIC Insured
                                                   100,000           103,479

Florida State Turnpike Auth, Transportation RB,
7.50%, 07/01/99, Pre-refunded @ 102
                                                    40,000            41,994
Florida State Turnpike Auth, Transportation RB,
Series A, 6.25%, 07/01/01, Pre-refunded @ 100
                                                    45,000            48,066

Fort Myers, FL, Electric Util RB, Series B,
Zero Coupon, 10/01/99, Pre-refunded @ 26.012
                                                    40,000            10,104

Gainesville, FL Util System, Electric Util RB,
Series A, 5.90%, 10/01/00
                                                    50,000            52,104

Hernando County, FL School District, GO Bonds,
5.10%, 09/01/01, MBIA Insured
                                                   120,000           122,771

Hernando County, FL, Solid Waste RB,  7.10%,
10/01/00, Pre-refunded @ 102
                                                   100,000           108,690

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series B, 7.00%,
10/01/99, Pre-refunded @ 102
                                                    75,000            79,229

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series A, 6.30%,
10/01/99, Pre-refunded @ 102
                                                    35,000            36,753

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series A, 6.30%, 10/01/00,
FGIC Insured
                                                    40,000            41,730

Homestead, FL, Special Assessment RB, (Hurricane
Andrew), 5.25%, 03/01/03, Escrowed to Maturity
                                                   140,000           147,750

Indian Trace Community Development District, FL,
Water Management-Special Benefit Bonds, Series A,
5.10%, 05/01/01, MBIA Insured
                                                   250,000           258,535

Indian Trace Community Development District, FL,
Water Management-Special Benefit Bonds, Series A,
5.20%, 05/01/02, MBIA Insured
                                                    35,000            36,675

Indian Trail Water Control District, FL, Public
Improv RB, (Unit of Development No.1), Series 1990,
7.875%, 07/01/00
                                                    20,000            20,779

Jacksonville, FL, Capital Improv RB, (Gator Bowl
Project), 5.15%, 10/01/02,  AMBAC Insured
                                                   100,000           105,056

Jacksonville, FL, Capital Improv RB, (Gator Bowl
Project), 6.00%, 10/01/04, Pre-refunded @ 101
                                                   165,000           184,929

Jacksonville, FL Electric Auth, Electric Util RB,
Issue 2, Series 7, 4.85%, 10/01/99
                                                   100,000           101,263

Jacksonville, FL Electric Auth, Electric Util RB,
(St. Johns River), Issue 2, Series 16, 5.00%, 10/01/03
                                                   250,000           263,108

Jacksonville, FL Health Facilities Auth, Hospital
RB, (St. Lukes Hospital Association), 6.30%, 11/15/99
                                                    50,000            51,378

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress
Village Project), Series 1996A, 4.50%, 12/01/98
                                                   100,000           100,069

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 4.75%, 12/01/99
                                                   115,000           115,928

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress
Village Project), Series 1996A, 5.00%, 12/01/00
                                                   125,000           127,273

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 5.20%, 12/01/01
                                                   130,000           133,608

Key West, FL Util Board, Electric Util RB, Capital
Appreciation Bonds, 9.75%, 04/01/00, Pre-refunded @ 103
                                                   100,000           111,581

Lakeland, FL, Hospital RB, (Lakeland Regional
Medical Center), 4.20%, 11/15/02, MBIA Insured
                                                    90,000            91,235

Lakeland, FL, Electric Util RB, 5.25%, 10/01/01
                                                   300,000           312,240

Municipal Bonds (Continued)                      Principal
                                                 Amount            Value

Largo, FL, Hospital RB, (Sun Coast Health System)
5.75%, 03/01/01
                                                   285,000          289,888

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series A, Subseries 2,
5.25%, 03/01/02, GNMA Collateralized
                                                    55,000           56,691

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program),  Series 1996A, Subseries 3,
5.00%, 03/01/00, GNMA Collateralized
                                                    45,000           45,624

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program),  Series 1996A, Subseries
3, 5.10%, 03/01/01, GNMA Collateralized
                                                    50,000           51,145

Lee County, FL School Board, Certificates of
Participation, Series A, 6.25%, 08/01/01,
Pre-refunded @ 102
                                                    80,000            87,064

Lee County, FL School Board, Certificates of
Participation, Series A, 4.85%, 08/01/03, FSA Insured
                                                    50,000            52,194

Lee County, FL School Board, Certificates of
Participation, 4.875%, 08/01/99, FSA Insured
                                                   100,000           101,056

Lee County, FL School Board, Certificates of
Participation, Series A, 4.30%, 08/01/01, FSA Insured
                                                    50,000            50,737

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System Project),
1997 Series A, 5.00%, 04/01/03, MBIA Insured
                                                   150,000           156,449

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System Project),
5.00%, 04/01/03, MBIA Insured
                                                   250,000           260,748

Lee County, FL IDA, Water & Sewer RB, (Bonita
Springs Utilities Project), 4.80%, 11/01/01,
MBIA Insured
                                                    70,000            72,109

Lee County, FL Solid Waste System, Solid Waste
RB, Series A, 6.90%, 10/01/03, MBIA Insured
                                                   100,000           110,102

Lee County, FL Solid Waste System, Solid Waste RB,
Series A, 4.50%, 10/01/01, MBIA Insured
                                                    95,000            96,793

Leon County, FL, Public Improv RB, Series B,
5.25%, 10/01/99, AMBAC Insured
                                                   395,000           401,439

Leon County, FL School District, GO Bonds,
6.00%, 07/01/02
                                                   250,000           263,453

Manatee County, FL HFA, Single Family Mortgage
RB, Subseries 1, 5.00%, 05/01/99, GNMA Collateralized
                                                    40,000            40,253

Manatee County, FL HFA, Single Family Mortgage
RB, Subseries 1, 5.375%, 05/01/02, GNMA Collateralized
                                                    40,000            41,430

Martin County, FL, GO Bonds, 6.40%,
02/01/00, Pre-refunded @ 102
                                                    75,000            79,170

Martin County, FL, GO Bonds, 6.50%,
02/01/00, Pre-refunded @ 102
                                                    50,000            52,841

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Hospital),
Series A, 7.00%, 11/15/00, MBIA Insured
                                                   175,000           186,323

Martin County, FL, Combined Spl Assmt
RB, 5.30%, 11/01/01
                                                   150,000           155,079

Miami Beach, FL Redevelopment Agcy,
Tax Increm RB, (City Center/Historic Conv
Village), 4.90%, 12/01/01
                                                    50,000            50,842

Miami Beach, FL Redevelopment Agcy,
Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01
                                                   160,000           164,296

Miami-Dade County, FL, Professional
Sports Franchise Facilities Tax RB,
3.60%, 10/01/99, MBIA Insured
                                                   135,000           135,275

Miami-Dade County, FL, Professional Sports
Franchise Facilities Tax RB, 3.75%,
10/01/00, MBIA Insured
                                                   230,000           230,416

Miami-Dade County, FL, Special Obligation
RB, Series C, Zero Coupon, 10/01/03,
MBIA Insured
                                                   250,000           206,438

Miami-Dade County, FL Aviation Auth,
Transportation RB, Series A, 4.20%,
10/01/03, FGIC Insured
                                                   250,000           251,763


Municipal Bonds (Continued)                      Principal
                                                 Amount            Value

Miami, FL Health Facilities Auth, Hospital RB,
(Mercy Hospital), 6.45%, 08/01/01, AMBAC Insured
                                                   100,000           106,911

Miami, FL, Special Rev Rfdg Bonds, 7.30%,
01/01/01, MBIA Insured
                                                   100,000           101,583

Miami, FL Sports & Exhibition Auth, Special
Obligation RB, 7.20%, 04/01/00, Pre-refunded @ 102
                                                   175,000           187,469

Miramar, FL, Wastewater Improv Assessment RB,
3.625%, 10/01/00, MBIA Insured
                                                   175,000           174,804

Naples, FL, Hospital RB, (Naples Community
Hospital, Inc. Project), 4.40%, 10/01/99, MBIA Insured
                                                   185,000           186,439

North Broward, FL Hospital District,
Hospital RB, 5.80%, 01/01/99, Escrowed to Maturity
                                                   175,000           175,649

North Miami, FL Health Facilities Auth, Hospital
RB, (Catholic Health Services Obligation Group),
4.80%, 08/15/01, SunTrust Bank, Central Florida, LOC
                                                   100,000           102,807

North Miami, FL Health Facilities Auth,
Hospital RB, (Catholic Health Services
Obligation Group), 5.10%, 08/15/04, SunTrust
Bank, Central Florida, LOC
                                                   190,000           200,598

Okaloosa County, FL, Water & Sewer RB, 7.15%,
01/01/99, Pre-refunded @ 102
                                                    50,000            51,348

Orange County, FL Health Facilities Auth,
Hospital RB, (Orlando Regional Healthcare),
Series A, 5.15%, 11/01/00, MBIA Insured
                                                    75,000            77,110

Orange County, FL HFA, Single Family Mortgage RB,
5.50%, 10/01/00, GNMA/FNMA Collateralized
                                                    55,000            56,487

Orange County, FL HFA, Single Family Mortgage
RB, Series A, 5.05%, 04/01/02, GNMA/FNMA Collateralized
                                                    80,000            82,142

Orange County, FL HFA, Single Family Mortgage
RB, Series A, 4.70%, 03/01/02, GNMA/FNMA Collateralized
                                                   260,000           263,994

Orange County, FL, Public Improv RB, (Tourist
Development Tax), Series B, 6.50%, 10/01/02,
Pre-refunded @ 102
                                                   220,000           246,514

Orlando, FL Utilities Commission, Electric
Util RB, Sub-series A, 6.50%, 10/01/01,
Pre-refunded @ 102
                                                    75,000            82,436

Orlando, FL Utilities Commission, Electric
Util RB, 5.20%, 10/01/00
                                                    40,000            41,160

Orlando & Orange County, FL Expressway Auth,
Transportation RB, Junior Lien, 6.00%, 7/01/00,
Pre-refunded @ 100
                                                   195,000           203,149

Osceola County, FL HFA, Multifamily Housing RB,
(Tierra Vista Apartments Project), Series A,
4.85%, 06/01/03, FSA Insured
                                                    70,000            71,877

Palm Beach County, FL, Criminal Justice
Facilities RB, 7.10%, 06/01/00, Pre-refunded @ 102
                                                   175,000           188,227

Palm Beach County, FL Health Facilities Auth,
Hospital RB, (Good Samaritan Health System),
5.40%, 10/01/00, Escrowed to Maturity
                                                   105,000           108,314

Palm Beach County, FL Health Facilities Auth,
Hospital RB, (The Waterford Project),
Series 1997, 4.35%, 10/01/99
                                                   200,000           200,548

Palm Beach County, FL Health Facilities Auth,
Hospital RB, (The Waterford Project),
Series 1997, 5.00%, 10/01/03
                                                   150,000           153,671

Palm Beach County, FL, Hospital RB, (Beverly
Enterprises, Inc. Project), 7.125%, 05/01/00,
Pre-refunded @ 102
                                                   500,000           536,530

Palm Beach County, FL School District,
Certificates of Participation, Series A, 5.50%,
08/01/01, AMBAC Insured
                                                   100,000           104,931

Panama City - Bay County, FL, Airport RB,
4.25%, 10/01/99, MBIA Insured
                                                    75,000            75,550

Pasco County, FL School District, GO Bonds,
6.10%, 07/01/03, MBIA Insured
                                                   150,000           158,337

Pensacola, FL Health Facilities Auth,
Hospital RB, (Daughters of Charity National
Health), 4.60%, 01/01/00
                                                    100,000          101,108


Municipal Bonds (Continued)                      Principal
                                                 Amount            Value

Pinellas County, FL HFA, Single Family
Mortgage RB, Series 1997C, 4.60%, 09/01/02,
GNMA Collateralized
                                                   100,000           101,789

Pinellas County, FL, Capital Improv RB, 5.50%, 10/01/99
                                                   100,000           101,782

Pinellas County, FL Educational Facilities
Auth, Industrial Development RB, (College Harbor
Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                                   280,000           290,651

Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.40%, 12/01/00
                                                    60,000            61,133
Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.60%, 12/01/01
                                                    60,000            61,688

Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.70%, 12/01/02
                                                    65,000            67,560

Pinellas County, FL Health Facilities Auth,
Hospital RB, (Morton Plant Health System Project),
4.70%, 11/15/00, MBIA Insured
                                                   100,000           101,987

Pinellas County, FL Health Facilities Auth,
Hospital RB, (Sunshine Village Nursing Home),
6.50%, 10/01/99
                                                   130,000           131,108

Pinellas County, FL, Transportation Improv RB,
5.25%, 08/01/00, FGIC Insured
                                                   150,000           154,211

Plantation, FL Health Facilities Auth,
Hospital RB, (Covenant Village of FL Project),
4.00%, 12/01/99
                                                   275,000           275,572

Plantation, FL, Water & Sewer RB, Zero Coupon,
03/01/03, MBIA Insured
                                                   245,000           194,457

Polk County, FL School Board, Certificates
of Participation, (School District Financing
Program), 6.375%, 01/01/01, Pre-refunded @ 102
                                                   100,000           107,685

Port Orange, FL, Water & Sewer RB, 6.40%,
10/01/02, AMBAC Insured
                                                   100,000           103,420

Port St. Lucie, FL, Water & Sewer RB,
Series 1996A, Zero Coupon, 09/01/01,
Escrowed to Maturity
                                                   150,000           135,074

Puerto Rico Electric Power Auth, Electric
Util RB, Series X, 4.75%, 07/01/02, MBIA Insured
                                                    75,000            77,624

Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities
Financing Auth, Hospital RB, (Auxilio Mutuo Obligated
Group), 1997 Series A, 4.80%, 07/01/02, MBIA Insured
                                                   190,000           196,969

Reedy Creek, FL Improv Dist, Water & Sewer RB,
Series 1991-1, 6.50%, 10/01/01, Pre-refunded @ 101
                                                    80,000            87,209

St. Johns County, FL IDA, Hospital RB,
(Flagler Hospital Project), 5.50%, 08/01/00
                                                   230,000           236,633

St. Johns County, FL IDA, Hospital RB,
(Flagler Hospital Project), 5.60%, 08/01/01
                                                   185,000           193,220

St. Johns River Management District, FL,
Water & Sewer RB, (Land Acquisition), 5.50%,
07/01/99, Pre-refunded @ 100
                                                    50,000            50,854

St. Lucie County, FL School Board, Certificates
of Participation, 5.00%, 07/01/03, FSA Insured
                                                    55,000            57,677

St. Petersburg, FL Professional Sports Facility,
Sales Tax RB, Series 1995, 5.00%, 10/01/00, MBIA Insured
                                                   100,000           102,515

St. Petersburg, FL, Public Improv RB,
5.80%, 02/01/00, MBIA Insured
                                                    40,000            41,310

Sarasota County, FL Health Facilities Auth,
Hospital RB, (Sunnyside Properties Project),
Series 1995, 5.50%, 05/15/01
                                                   500,000           505,765

Sarasota County, FL Utility System, Electric
Util RB, Zero Coupon, 06/01/99, Pre-refunded @ 22.7283
                                                   400,000            89,040




Municipal Bonds (Continued)                      Principal
                                                 Amount            Value

Seacoast, FL Util Auth, Water & Sewer System
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 67.6395
                                                    30,000            20,096
Seacoast, FL Util Auth, Water & Sewer System RB,
Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 27.8751
                                                   315,000            86,959

Seacoast, FL Util Auth, Water & Sewer RB,
Series A, 7.30%, 03/01/99, Pre-refunded @ 102
                                                    55,000            56,889

Seminole County, FL School Board, Certificates
of Participation, Series A, 6.125%, 07/01/04,
Pre-refunded @ 102
                                                   185,000           209,176
Seminole, FL Water Control District,
Spl Assmt Bonds, (Unit of Development No. 2),
Series 1996, 5.95%, 08/01/01
                                                   225,000           230,238

South Broward Hospital District, FL, Hospital
RB, 4.65%, 05/01/00, AMBAC Insured
                                                    50,000            50,740

South Broward Hospital District, FL,
Hospital RB, 5.05%, 05/01/04, AMBAC Insured
                                                   100,000           105,241

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation
Dist), 4.125%, 08/01/04, AMBAC Insured
                                                   100,000           100,862

Tallahassee, FL, Electric Util RB, Series A,
4.00%, 10/01/04, FSA Insured
                                                   100,000           100,000

Tallahassee, FL Health Facilities, Hospital RB,
(Tallahassee Memorial Regional Medical Center),
Series B, 5.30%, 12/01/00, MBIA Insured
                                                    75,000            77,416

Tallahassee, FL Municipal Airport, Airport
Rfdg RB, 4.60%, 10/01/01, AMBAC Insured
                                                   165,000           168,932

Tampa, FL Sports Auth, IDB, (Tampa Bay Arena
Project), 4.30%, 04/01/99, MBIA Insured
                                                    80,000            80,290

University of South Florida, University Rev
Housing Facilities RB, Series A, 7.00%,
07/01/00, MBIA Insured
                                                   165,000           174,055

University of South Florida, University Rev
Housing Facilities RB, Series A, 7.00%,
07/01/02, MBIA Insured
                                                   185,000           205,554

Virgin Islands Port Auth, Transportation RB,
(Rohlsen Terminal), Series 1998A, 4.35%, 09/01/03
                                                   455,000           454,386

Volusia County, FL, Special Assessment RB,
(Bethune Beach Wastewater Project), 6.60%, 07/01/01
                                                   540,000           556,124

Winter Springs, FL, Water & Sewer RB, 7.15%,
04/01/00, Pre-refunded @ 102
                                                   100,000           107,036

Total Municipal Bonds (Cost $26,170,805)                        $ 26,555,984

Total Investments (100%) (Cost $30,670,805)                     $ 31,055,984


Summary of Ratings (unaudited): AAA/Equivalent 55%, AA/Equivalent 14%, A/Equivalent 19%, BBB/Equivalent 10%, Other 2%
Average Portfolio Maturity 2.32 Years


Statement of Assets and Liabilities
For the Six Months Ended October 31, 1998 (Unaudited)
                                           Money Fund        ShortTerm Fund

ASSETS


Investments in securities, at value
(cost $167,095,124 and $30,670,805
respectively)                           $  167,095,124         $  31,055,984

Cash	                                     1,193,884               119,617

Receivables:

     Interest	                             1,221,532               381,792

     Fund shares sold	                       406,163                   --

Organization costs, net of accumulated
amortization	                                   626                   626

          Total assets	                    169,917,329           31,558,019


LIABILITIES


Payable for investment securities purchased  236,438             2,570,528
Dividend payable	                       426,776                92,723

Funds advanced by manager 	                56,621                 8,529

           Total liabilities	               719,835             2,671,780


NET ASSETS


Net assets	                        $    169,197,668      $   28,886,239

Number of shares outstanding	         $    169,197,494     $    2,852,767
Net asset value, offering price and redemption
     price per share	                 $           1.00     $        10.13




Statements Of Operations
For the Six Months Ended October 30, 1998 (Unaudited)
                                           Money Fund         ShortTerm Fund
INVESTMENT INCOME

Income:

     Interest	                           $ 2,796,044            $  550,860

Expenses:

     Investment advisory fee (Note 2)	       391,307                73,138

     Custodian fees (Note 3)	                 18,307                 6,292
     12b-1 fees (Note 2)	                  48,394                 9,432
     Transfer agency fees and expenses (Note 2) 	49,505                6,154
     Printing costs	                           7,005                 1,236
     Professional fees	                          9,899                 8,265
     Insurance	                                  2,950                   521
     Registration and filing fees	        20,745                10,497
     Trustees' fees and expenses	          4,378                   773
     Amortization of organization costs	     4,260                 4,260
     Other expenses                           11,653                 2,057
          Total expenses	                568,403               122,625
Expense reimbursements and fee
reductions (Note 2)	                    (263,189)             (73,941)
Custodian fees paid indirectly (Note 3)      (13,834)              (3,289)
          Net expenses	                      291,380                45,395
Net investment income	                   $ 2,504,664            $  505,465


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	 $   (3,584)         $   3,884
Unrealized appreciation (depreciation) on
investments                                        --          184,043
Net realized and unrealized gain (loss) on
investments                                   (3,584)          187,927
Increase in net assets from operations	   $ 2,501,080       $  693,392



Statement of Changes in Net Assets
October 31, 1998 (Unaudited)

                        MONEY FUND                     SHORTTERM FUND

                     Six Months                     Six Months
                     Ended             Year         Ended            Year
                     10/31/98          Ended        10/31/98         Ended
                    (Unaudited)       4/30/98      (Unaudited)       4/30/98

INCREASE (DECREASE) IN NET ASSETS

Operations:

   Net investment income
                   $  2,504,664  $  5,314,283    $  505,465     $  1,158,959
   Net realized gain (loss) on
     Investments
                         (3,584)        4,030         3,884           49,460
   Unrealized appreciation (depreciation) of
     Investments

                              --             --        184,043       244,669
   Increase in net assets from operations

                         2,501,080      5,318,313      693,392     1,453,088

Dividends to shareholders from:

   Net investment income(2,505,459)   (5,314,077)    (505,465)   (1,158,959)

   Realized gains	         --            --            --                --

Fund share transactions (Note 4)

                       19,840,662     12,904,402    5,745,620    (6,194,004)

  Net increase in net assets
                       19,836,283     12,908,638    5,933,547    (5,899,875)

Net Assets:

  Beginning of period 149,361,385    136,452,747   22,952,692     28,252,567

  End of period      $169,197,668   $149,361,385  $28,886,239    $22,952,692


Notes to Financial Statements - October 31, 1998 (Unaudited)

1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT)

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.




Organization Expenses
Organization expenses are being amortized on a straight-line basis over a five-year period.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the six months ended October 31, 1998, management fees totaled $391,307 and $73,138 for the Money Fund and ShortTerm Fund, respectively.
The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year.
During the six-month period ended October 31, 1998, fees under this agreement amounted to $39,988 and $3,310 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets, and will continue to be paid at that level until notice is otherwise provided shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as 12b-1 fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 1998, the Money Fund and the ShortTerm Fund paid $165 and $960, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.
Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six-month period ended October 31, 1998, custodian fees were reduced by earnings credits of $13,384 and $3,289 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.


4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $169,197,494 and $28,534,012, respectively. Transactions in Fund shares for the six-month period ended October 31, 1998 and the year ended April 30, 1998 were as follows:

       	                 MONEY FUND*

                  Six Months         Year
                  Ended              Ended
                 10/31/98           4/30/98

Sold             153,643,562        364,568.053

Issued on reinvested dividends
                  2,428,967           5,018,708

Redeemed        (136,231,867)       (356,682,359)

Net increase	    19,840,662          12,904,402


                               SHORTTERM FUND
                SHARES                                 AMOUNT
         Six Months         Year            Six Months            Year
           Ended            Ended             Ended               Ended
          10/31/98         4/30/98           10/31/98            4/30/98

Sold    1,269,970        2,728,078         12,818,738            27,392,402

Issued on reinvested dividends
        44,375          111,735            447,155             1,122,079

Redeemed  745,911       (3,453,934)         (7,520,272)         (34,708,485)

Net increase
         (568,435)        (614,121)       $  5,745,620        $  (6,194,004)

 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 1998 were $7,870,436 and $1,999,953, respectively. At October 31, 1998, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized appreciation, which amounted to $385,179 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $388,677 and ($3,498), respectively.
As of October 31, 1998, the accumulated net realized loss was $32,952 for the ShortTerm Fund. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2003.

6.  Financial Highlights
                        	Money Fund


Per share operating performance
(for a share outstanding throughout the period)

Six Months   Year    Year    Year     Year     Period
Ended        Ended   Ended   Ended    Ended    from
10/31/98     4/30/98 4/30/97 4/30/96  4/30/95   11/22/93*
(Unaudited)                                     to 4/30/94
Net asset value, beginning of period........

 $1.00       $1.00   $1.00    $1.00    $1.00      $1.00
Income from investment operations:
     Net Investment Income.....................

 0.016       0.034   0.034    0.036    0.035     0.011

Less distributions:
     Dividends from net investment Income........
(0.016)     (0.034)  (0.034)  (0.036)  (0.035)  (0.011)

Net asset value, end of period...............
$1.00        $1.00    $1.00    $1.00    $1.00    $1.00



Total return dagger .....................................
3.34%       3.50%      3.42%    3.69%   3.59%    2.49%


Ratios/Supplemental Data


Net assets at end of period (000's)..........

$169,197  $149,361  $136,453  $113,943  $105,647  $23,516


Ratios to Average Daily Net Assets (Dragger)

    Expenses......................................
  .37%     .26%      .20%      .20%      .07%       .00%
     Expenses (Before reimbursement)(Double Dragger)....
  .73%     .73%      .78%      .80%     1.04%      1.96%
     Net Investment Income....................
 3.20%    3.43%     3.36%     3.62%     3.63%      2.55%



* Commencement of operations.
Dagger: Figures are annualized for periods less than a year.
Double Dragger: Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.


6.  Financial Highlights (continued)
                   ShortTerm Fund
Six Months        Year        Year       Year       Year        Period
Ended             Ended       Ended      Ended      Ended       from
10/31/98          4/30/98     4/30/97    4/30/96    4/30/95     11/22/93*
(Unaudited)                                                     to 4/30/94

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period.........

$10.05           $9.95       $9.94       $9.89      $9.86       $10.00
Income from investment operations:
     Net Investment income.....................
 .21                .42         .43         .42        .42          .16
     Net realized and unrealized gain (loss)
          on investments...........................
 .08                .10         .01         .05        .03         (.14)
     Total from investment operations........
0.29              0.52         0.44       0.47       0.45          0.02

Less distributions:

     Dividends from net investment income......................................
(0.21)           (0.42)      (0.43)      (0.42)     (0.42)       (0.16)

Net asset value, end of period................
$10.13           $10.05      $9.95       $9.94      $9.89         $9.86


Total return dagger .....................................
4.99%             5.23%      4.59%       4.85%       4.66%        0.49%


Ratios/Supplemental Data

Net assets at end of period (000's)..........
$28,886         $22,953     $28,853    $12,344     $11,113      $10,757


Ratios to Average Daily Net Assets (Dagger)

     Expenses......................................
 .37%            .26%         .20%      .20%        .07%           .05%

     Expenses (Before reimbursement) (Double Dagger)...
 .99%            .93%        1.18%     1.42%       1.50%          2.77%
     Net Investment Income.....................
4.10%          4.20%        4.27%     4.25%       4.25%          3.79%

Portfolio turnover rate...........................
9.22%          40.2%       40.9%      83.4%       35.9%          10.9%


* Commencement of operations.
Dagger: Figures are annualized for periods less than a year.
Double Dagger: Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.